Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of due to affiliates
	March 31, 2021	December 31, 2020
Due to IRG Member	$1,700,174	$1,456,521
Due to IRG Affiliate	163,214	140,180
Due to PFHOF	59,480	126,855
Total	$1,922,868	$1,723,556

	December 31, 2020	December 31, 2019
Due to IRG Member	$1,456,521	$6,257,840
Due to IRG Affiliate	140,180	145,445
Due to M. Klein	-	500,000
Due to Related Party Advances	-	5,800,000
Due to PFHOF	126,855	6,630,305
Total	$1,723,556	$19,333,590

Other Liabilities [Table Text Block]
	March 31, 2021	December 31, 2020
Activation fund reserves	$4,231,326	$3,780,343
Deferred revenue	882,786	1,709,126
Total	$5,114,112	$5,489,469

	December 31, 2020	December 31, 2019
Activation fund reserves	$3,780,343	$2,876,149
Deferred revenue	1,709,126	90,841
Preferred stock dividend payable	-	717,286
Total	$5,489,469	$3,684,276